Summary of Significant Accounting Policies (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Shares
Weighted Average Shares			13,143,481	11,369,728
Net (Loss)	$ (2,860,615)	$ (714,467)	$ (2,907,062)	$ 23,600
Common Stock [Member]
Weighted Average Shares
Weighted Average Shares	16,544,172	12,397,045	13,143,481	11,369,728
Common stock equivalents (Options) [Member]
Weighted Average Shares
Weighted Average Shares				57,920